Share based compensation (Details 6) - CAD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Common Shares
Issuance For Employee Stock Purchase Plan, Shares	188,633	304,550	30,899
Issuance For Employee Stock Purchase Plan	$ 89,127	$ 173,023	$ 14,059
Common Shares
Issuance For Employee Stock Purchase Plan, Shares	188,633	304,550	30,899
Issuance For Employee Stock Purchase Plan	$ 89,127	$ 173,023	$ 14,059
Purchased by Employees | Common Shares
Issuance For Employee Stock Purchase Plan, Shares	105,221	127,790	16,686
Issuance For Employee Stock Purchase Plan	$ 49,738	$ 69,260	$ 7,592
Bonus match by the Company | Common Shares
Issuance For Employee Stock Purchase Plan, Shares		74,119
Issuance For Employee Stock Purchase Plan	$ 0	$ 48,030
Matched by the Company | Common Shares
Issuance For Employee Stock Purchase Plan, Shares	83,412	102,641	14,213
Issuance For Employee Stock Purchase Plan	$ 39,389	$ 55,733	$ 6,467